SHARE CAPITAL AND OTHER RESERVES - Changes in Share options (Details)	12 Months Ended
	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option $ / shares
SHARE CAPITAL AND OTHER RESERVES
Common shares reserved for issuance as a percentage of outstanding common shares	10.00%
Maximum term of each share option	10 years
Number of share options
Balance beginning | Option	716,663	716,663
Granted | Option	460,003
Expired | Option	(83,333)
Balance ending | Option	1,093,333	716,663
Weighted average exercise price
Balance beginning | $ / shares	$ 2.37	$ 2.36
Granted | $ / shares	0.92	0
Expired | $ / shares	2.36	0
Balance ending | $ / shares	$ 1.67	$ 2.37